Leases - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Aircraft	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Aircraft	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 USD ($) Aircraft	Oct. 31, 2024 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated			35		34	42
Additional variable costs | $	$ 6,355	$ 4,818	$ 10,771	$ 8,239	$ 15,198	$ 12,689
Number of aircrafts leased	2		2				1
Number of aircrafts purchased					1
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years		2 years		2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	3 months		3 months		3 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term	30 years		30 years		30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	7 years		7 years		7 years